UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09019

The Dow® Target Variable Fund LLC

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)

Kimberly A. Plante, Secretary
The Dow® Target Variable Fund LLC
P.O. Box 237
Cincinnati, OH 45201

(Name and address of agent for service)

513-794-6971

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2009

Item 1. Schedules of Investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - First Quarter Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 98.1%	Shares	Value
Chemicals - 11.3%
E.I. Du Pont de Nemours & Co.	7,259	$233,304
Diversified Financial Services - 23.8%
Bank of America Corp.	13,767	232,938
JPMorgan Chase & Co.	5,879	257,618
		490,556
Diversified Telecommunication Services - 16.5%
AT&T, Inc.	6,456	174,377
Verizon Communications, Inc.	5,484	166,000
		340,377
Food Products - 8.8%
Kraft Foods, Inc.	6,850	179,950
Industrial Conglomerates - 9.2%
General Electric Co.	11,522	189,191
Metals & Mining - 10.9%
Alcoa, Inc.	17,052	223,722
Pharmaceuticals - 17.6%
Merck & Co., Inc.	6,083	192,405
Pfizer, Inc.	10,267	169,919
		362,324
Total Common Stocks (Cost $2,210,914)		$2,019,424

Money Market Funds - 1.8%	Shares	Value
Fidelity Institutional Money Market Funds	38,000	$38,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $38,000)		$38,000

Total Investments - 99.9% (Cost $2,248,914) (a)		$2,057,424
Other Assets in Excess of Liabilities - 0.1%		1,754
Net Assets - 100.0%		$2,059,178

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - Second Quarter Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 98.7%	Shares	Value
Aerospace & Defense - 10.2%
Boeing Co. / The	4,417	$239,181
Chemicals - 9.9%
E.I. Du Pont de Nemours & Co.	7,153	229,897
Consumer Finance - 17.8%
American Express Co.	12,249	415,241
Diversified Telecommunication Services - 13.9%
AT&T, Inc.	6,234	168,380
Verizon Communications, Inc.	5,192	157,162
		325,542
Food Products - 8.1%
Kraft Foods, Inc.	7,184	188,724
Industrial Conglomerates - 10.2%
3M Co.	3,224	237,931
Machinery - 12.5%
Caterpillar, Inc.	5,699	292,530
Pharmaceuticals - 16.1%
Merck & Co., Inc.	5,907	186,838
Pfizer, Inc.	11,453	189,547
		376,385
Total Common Stocks (Cost $2,054,505)		$2,305,431

Money Market Funds - 1.2%	Shares	Value
Fidelity Institutional Money Market Funds	29,000	$29,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $29,000)		$29,000

Total Investments - 99.9% (Cost $2,083,505) (a)		$2,334,431
Other Assets in Excess of Liabilities - 0.1%		1,939
Net Assets - 100.0%		$2,336,370

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - Third Quarter Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 97.8%	Shares	Value
Aerospace & Defense- 10.9%
Boeing Co. / The	4,031	$218,279
Chemicals - 10.6%
E.I. Du Pont de Nemours & Co.	6,612	$212,510
Diversified Telecommunication Services - 17.4%
AT&T, Inc.	6,818	$184,154
Verizon Communications, Inc.	5,482	$165,940
		$350,094
Food Products - 8.8%
Kraft Foods, Inc.	6,721	$176,561
Machinery - 12.6%
Caterpillar, Inc.	4,950	$254,084
Oil, Gas & Consumable Fuels - 9.0%
Chevron Corp.	2,571	$181,075
Pharmaceuticals - 19.0%
Merck & Co., Inc.	6,174	$195,284
Pfizer, Inc.	11,268	$186,485
		$381,769
Specialty Retail - 9.5%
Home Depot Inc.	7,202	$191,861
Total Common Stocks (Cost $2,108,614)		$1,966,233

Money Market Funds - 2.2%	Shares	Value
Fidelity Institutional Money Market Funds	45,000	$45,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $45,000)		$45,000

Total Investments - 100.0% (Cost $2,153,614) (a)		$2,011,233
Liabilities in Excess of Other Assets - (0.0)%		$(14)
Net Assets - 100.0%		$2,011,219

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - Fourth Quarter Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 97.6%	Shares	Value
Chemicals - 10.1%
E.I. Du Pont de Nemours & Co.	6,051	$194,479
Diversified Financial Services - 21.0%
Bank of America Corp.	6,971	117,949
Citigroup, Inc.	11,894	57,567
JPMorgan Chase & Co.	5,223	228,872
		404,388
Diversified Telecommunication Services - 24.2%
AT&T, Inc.	8,736	235,960
Verizon Communications, Inc.	7,601	230,082
		466,042
Food Products - 10.2%
Kraft Foods, Inc.	7,445	195,580
Industrial Conglomerates - 8.1%
General Electric Co.	9,564	157,041
Pharmaceuticals - 24.0%
Merck & Co., Inc.	7,728	244,437
Pfizer, Inc.	13,229	218,940
		463,377
Total Common Stocks (Cost $2,627,567)		$1,880,907

Money Market Funds - 2.3%	Shares	Value
Fidelity Institutional Money Market Funds	45,000	$45,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $45,000)		$45,000

Total Investments - 99.9% (Cost $2,672,567) (a)		$1,925,907
Other Assets in Excess of Liabilities - 0.1%		1,303
Net Assets - 100.0%		$1,927,210

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedule of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - First Quarter Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 98.1%	Shares	Value
Chemicals - 21.8%
E.I. Du Pont de Nemours & Co.	10,612	$341,070
Diversified Financial Services - 21.8%
Bank of America Corp.	20,126	$340,532
Industrial Conglomerates - 17.7%
General Electric Co.	16,843	$276,562
Metals & Mining - 20.9%
Alcoa, Inc.	24,927	$327,042
Pharmaceuticals - 15.9%
Pfizer, Inc.	15,013	$248,465
Total Common Stocks (Cost $1,625,817)		$1,533,671

Total Investments - 98.1% (Cost $1,625,817) (a)		$1,533,671
Other Assets in Excess of Liabilities - 1.9%		$30,147
Net Assets - 100.0%		$1,563,818

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - Second Quarter Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 96.6%	Shares	Value
Chemicals - 18.6%
E.I. Du Pont de Nemours & Co.	6,078	$195,347
Consumer Finance - 33.7%
American Express Co.	10,404	352,696
Diversified Telecommunication Services - 13.6%
AT&T, Inc.	5,296	143,045
Food Products - 15.3%
Kraft Foods, Inc.	6,103	160,326
Pharmaceuticals - 15.4%
Pfizer, Inc.	9,727	160,981
Total Common Stocks (Cost $777,661)		$1,012,395

Total Investments - 96.6% (Cost $777,661) (a)		$1,012,395
Other Assets in Excess of Liabilities - 3.4%		35,598
Net Assets - 100.0%		$1,047,993

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - Third Quarter Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 92.6%	Shares	Value
Chemicals - 20.7%
E.I. Du Pont de Nemours & Co.	4,688	$150,673
Diversified Telecommunication Services - 17.9%
AT&T, Inc.	4,835	130,593
Food Products - 17.2%
Kraft Foods, Inc.	4,767	125,229
Pharmaceuticals - 18.1%
Pfizer, Inc.	7,989	132,218
Specialty Retail - 18.7%
Home Depot Inc.	5,108	136,077
Total Common Stocks (Cost $640,009)		$674,790

Money Market Funds - 3.4%	Shares	Value
Fidelity Institutional Money Market Funds	25,000	$25,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $25,000)		$25,000

Total Investments - 96.0% (Cost $665,009) (a)		$699,790
Other Assets in Excess of Liabilities - 4.0%		29,492
Net Assets - 100.0%		$729,282

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - Fourth Quarter Portfolio

Schedule of Investments	September 30, 2009 (Unaudited)

Common Stocks - 104.3%	Shares	Value
Diversified Financial Services - 23.3%
Bank of America Corp.	8,571	$145,021
Citigroup, Inc.	15,819	$76,564
		$221,585
Diversified Telecommunication Services - 31.1%
AT&T, Inc.	10,920	$294,949
Industrial Conglomerates - 21.0%
General Electric Co.	12,123	$199,060
Pharmaceuticals - 28.9%
Pfizer, Inc.	16,596	$274,664
Total Common Stocks (Cost $1,547,723)		$990,258

Money Market Funds - 1.1%	Shares	Value
Fidelity Institutional Money Market Funds	10,000	$10,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $10,000)		$10,000

Total Investments - 105.4% (Cost $1,557,723) (a)		$1,000,258
Liabilities in Excess of Other Assets - (5.4)%		$(51,264)
Net Assets - 100.0%		$948,994

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target  Variable Fund  LLC

Notes to Financial Statements	September 30, 2009 (Unaudited)

(1)	Organization

The Dow® Target Variable Fund LLC (the “Fund”) is an open-end management investment company.  The Dow Target 10 Portfolios are four non-diversified portfolios of common stock of the ten companies in the Dow Jones Industrial AverageSM (“DJIASM” ) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.  These ten companies are popularly known as the “Dogs of the Dow.”  The Dow Target 5 Portfolios are four non-diversified portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income.  The Fund may or may not achieve that objective.  The stocks held in each Portfolio of the Fund are not expected to reflect the DJIASM and the prices of Portfolio membership interests are not intended to track movements of the DJIASM.  The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (‘Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law.  The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”).  Portfolio membership interests are not offered directly to the public.  Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2)	Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge.  They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order.  The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio.  The domestic common stocks of the Portfolio are valued at the price of the last trade on the exchange on which each security is primarily traded.  This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading.

Repurchase agreements are valued at amortized cost, which approximates fair value.

The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at fair value as of September 30, 2009:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Dow Target 10 - First Quarter Portfolio	Common Stocks	$2,019,424	$—	$—
	Money Market Funds	38,000	—	—
		$2,057,424	$—	$—

Dow Target 10 - Second Quarter Portfolio	Common Stocks	$2,305,431	$—	$—
	Money Market Funds	29,000	—	—
		$2,334,431	$—	$—

Dow Target 10 - Third Quarter Portfolio	Common Stocks	$1,966,233	$—	$—
	Money Market Funds	45,000	—	—
		$2,011,233	$—	$—

Dow Target 10 - Fourth Quarter Portfolio	Common Stocks	$1,880,907	$—	$—
	Money Market Funds	45,000	—	—
		$1,925,907	$—	$—

Dow Target 5 - First Quarter Portfolio	Common Stocks	$1,533,671	$—	$—
		$1,533,671	$—	$—

Dow Target 5 - Second Quarter Portfolio	Common Stocks	$1,012,395	$—	$—
		$1,012,395	$—	$—

Dow Target 5 - Third Quarter Portfolio	Common Stocks	$674,790	$—	$—
	Money Market Funds	25,000	—	—
		$699,790	$—	$—

Dow Target 5 - Fourth Quarter Portfolio	Common Stocks	$990,258	$—	$—
	Money Market Funds	10,000	—	—
		$1,000,258	$—	$—

The Dow® Target  Variable Fund  LLC

Notes to Financial Statements	September 30, 2009 (Unaudited)

Dividends and Distributions to Shareholders

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements.  Distributions are, however, made periodically.

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned.  Net realized gain or loss on investments is determined using the specific identification method.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers (the “Board”) subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Federal Income Taxes

The Fund is a single-member limited liability company that is taxed as a division of ONLIC.  Income and losses of the Portfolios are included in the taxable income or loss of ONLIC.  Accordingly, the Portfolios have no provision for Federal income taxes.

The Fund and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-than-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of  Ohio (i.e. the last 4 tax year ends and the interim tax period since then).

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio.  Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

(3)	Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio as of September 30, 2009 were as follows:

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$122,483	$506,551	$151,933	$9,915
Depreciation	(313,973)	(255,625)	(294,314)	(756,575)
Net unrealized:	$(191,490)	$250,926	$(142,381)	$(746,660)
Depreciation
Aggregate cost of securities	$2,248,914	$2,083,505	$2,153,614	$2,672,567

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$188,978	$256,274	$47,920	$—
Depreciation	(281,124)	(21,540)	(13,139)	(557,465)
Net unrealized:	$(92,146)	$234,734	$34,781	$(557,465)
Depreciation
Aggregate cost of securities	$1,625,817	$777,661	$665,009	$1,557,723

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Dow® Target Variable Fund LLC

By (Signature and Title)    /s/ John J. Palmer
John J. Palmer
President and Manager

Date    November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ John J. Palmer
John J. Palmer
President and Manager

Date    November 19, 2009

By (Signature and Title)    /s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date    November 19, 2009